Related parties (Details 4) (Bank, CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks	2	0
Interest-bearing deposits with banks	2,862	1,870
Trading assets	220	159
Net loans	6,453	6,770
Other assets	27	28
Total assets	9,564	8,827
Liabilities
Due to banks/customer deposits	1,916	2,329
Trading liabilities	15	12
Long-term debt	4,042	3,791
Other liabilities	224	199
Total liabilities	6,197	6,331
Related party revenues and expenses
Interest and dividend income	70	45	50
Interest expense	(223)	(55)	(76)
Net interest income	(153)	(10)	(26)
Commissions and fees	(11)	(21)	1
Other revenues	178	172	174
Net revenues	14	141	149
Total operating expenses	165	288	271
Related party guarantees
Guarantees	2	1
Credit guarantees and similar instruments
Related party guarantees
Guarantees	1	0
Performance guarantees and similar instruments
Related party guarantees
Guarantees	1	1